United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/09

Date of Reporting Period:  Quarter ended 7/31/09

Item 1.                      Schedule of Investments

Federated Muni and Stock Advantage Fund

Portfolio of Investments

July 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--37.7%
		Consumer Discretionary--3.2%
80,835		Block (H&R), Inc.	$1,349,136
72,370		Brinker International, Inc.	1,204,237
20,645		Choice Hotels International, Inc.	574,963
120,345		Comcast Corp., Class A	1,788,327
36,245		Gap (The), Inc.	591,518
15,625		Genuine Parts Co.	553,438
48,045		Hasbro, Inc.	1,273,193
69,540		Home Depot, Inc.	1,803,868
80,690		Leggett and Platt, Inc.	1,399,972
108,135		Mattel, Inc.	1,901,013
18,340		McDonald's Corp.	1,009,800
18,610		Stanley Works	747,192
102,575		Time Warner, Inc.	2,734,650
30,120		WPP PLC, ADR	1,160,222
		TOTAL	18,091,529
		Consumer Staples--3.7%
68,685		Archer-Daniels-Midland Co.	2,068,792
51,610		Kimberly-Clark Corp.	3,016,605
28,580		PepsiCo, Inc.	1,621,915
80,495		Procter & Gamble Co.	4,468,278
28,680		Reynolds American, Inc.	1,247,867
34,385		Sysco Corp.	816,988
29,130		The Coca-Cola Co.	1,451,839
124,930		Wal-Mart Stores, Inc.	6,231,508
		TOTAL	20,923,792
		Energy--6.4%
35,310		BP PLC, ADR	1,766,912
68,460		Chevron Corp.	4,755,916
118,105		ConocoPhillips	5,162,370
22,275		Diamond Offshore Drilling, Inc.	2,001,854
49,865		ENI S.p.A, ADR	2,322,712
19,660		EnCana Corp.	1,054,759
146,515		Exxon Mobil Corp.	10,313,191
36,590		Royal Dutch Shell PLC	1,926,098
25,520		Santos Ltd., ADR	1,211,690
14,645		Sasol Ltd., ADR	523,119
28,590		Technip SA	1,741,131
29,035		Tenaris SA, ADR	880,341
54,750		Total SA, ADR	3,046,838
		TOTAL	36,706,931
		Financials--5.6%
87,585		Ace, Ltd.	4,296,920
26,500		Assurant, Inc.	676,280
32,180		Bancorpsouth, Inc.	724,050
33,330		Bank of Hawaii Corp.	1,278,872
120,425		Chubb Corp.	5,561,227
19,655		Commerce Bancshares, Inc.	720,552
32,010		Community Bank System, Inc.	580,341
12,885		HSBC Holdings PLC, ADR	653,270
28,895		Hancock Holding Co.	1,167,069
54,945		MetLife, Inc.	1,865,383
21,150		NYSE Euronext	569,993
62,095		New York Community Bancorp, Inc.	679,319
16,345		PartnerRe Ltd.	1,121,104
42,885		People's United Financial, Inc.	696,881
36,440		Prosperity Bancshares, Inc.	1,221,104
167,650		The Travelers Cos, Inc.	7,220,686
10,975		Toronto-Dominion Bank	643,574
44,250		WestAmerica Bancorp.	2,312,505
		TOTAL	31,989,130
		Health Care--6.2%
37,860		Abbott Laboratories	1,703,321
46,460		AstraZeneca Group PLC, ADR	2,157,602
10,885		Baxter International, Inc.	613,587
24,945		Bayer AG, ADR	1,527,881
8,155		Becton, Dickinson & Co.	531,298
135,550		Bristol-Myers Squibb Co.	2,946,857
18,415		Cardinal Health, Inc.	613,219
133,310		Johnson & Johnson	8,117,246
18,345		Medtronic, Inc.	649,780
140,415		Merck & Co., Inc.	4,213,854
80,615		PDL BioPharma, Inc.	663,461
409,555		Pfizer, Inc.	6,524,211
107,955		Wyeth	5,025,305
		TOTAL	35,287,622
		Industrials--3.4%
15,245		Boeing Co.	654,163
18,035		CSX Corp.	723,564
16,460		Cooper Industries Ltd., Class A	542,357
35,725		Dover Corp.	1,215,007
19,075		General Dynamics Corp.	1,056,564
241,680		General Electric Co.	3,238,512
26,710		ITT Corp.	1,319,474
22,205		Lockheed Martin Corp.	1,660,046
14,645		Norfolk Southern Corp.	633,396
38,360		Northrop Grumman Corp.	1,710,089
38,035		Raytheon Co.	1,785,743
78,400		Tyco International Ltd.	2,369,248
11,590		Union Pacific Corp.	666,657
31,225		United Technologies Corp.	1,700,826
		TOTAL	19,275,646
		Information Technology--3.6%
35,230		Analog Devices, Inc.	964,245
58,180		Harris Corp.	1,821,616
65,935		Intel Corp.	1,269,249
45,340		International Business Machines Corp.	5,346,946
88,020		Intersil Holding Corp.	1,264,847
56,200		Linear Technology Corp.	1,510,094
255,655		Microsoft Corp.	6,013,006
44,080		National Semiconductor Corp.	663,845
48,170		Texas Instruments, Inc.	1,158,489
29,040		Xilinx, Inc.	629,878
		TOTAL	20,642,215
		Materials--1.7%
31,240		Air Products & Chemicals, Inc.	2,330,504
45,260		Bemis Co., Inc.	1,191,243
144,520		Gold Fields Ltd., ADR	1,742,911
24,655		PPG Industries, Inc.	1,356,025
3,340		Rio Tinto PLC, ADR	559,717
72,485		Sealed Air Corp.	1,332,999
23,680		Sensient Technologies Corp.	596,499
13,170		Syngenta AG, ADR	604,766
		TOTAL	9,714,664
		Telecommunication Services--3.1%
308,400		AT&T, Inc.	8,089,332
131,800		BCE, Inc.	3,036,672
22,670		CenturyTel, Inc.	711,611
24,550		France Telecommunications, ADR	624,306
17,990		Telefonica SA	1,342,774
38,675		Verizon Communications	1,240,307
121,690		Vodafone Group PLC, ADR	2,504,380
		TOTAL	17,549,382
		Utilities--0.8%
34,485		Exelon Corp.	1,753,907
37,295		Public Service Enterprises Group, Inc.	1,210,223
35,685		Sempra Energy	1,870,965
		TOTAL	4,835,095
		TOTAL COMMON STOCKS (IDENTIFIED COST $200,229,544)	215,016,006
		MUNICIPAL BONDS--56.4%
		Alabama--0.4%
$1,050,000		Courtland, AL IDB, (International Paper Co.), PCR Refunding Bonds (Series 2005A), 5.000%, 06/01/2025	834,592
1,370,000		Montgomery, AL BMC Special Care Facilities Finance Authority, (Health Care Authority for Baptist Health, AL), Revenue Refunding Bonds (Series 2004-C), 5.125%, 11/15/2024	1,249,714
		TOTAL	2,084,306
		Alaska--0.2%
1,000,000		Alaska Municipal Bond Bank, Revenue Bonds, 5.250%, (National Public Finance Guarantee Corporation INS), 12/01/2022	1,028,530
		Arizona--2.2%
5,525,000		Phoenix, AZ Civic Improvement Corp., Excise Tax Revenue Bonds, 5.000%, (FGIC INS, National Public Finance Guarantee Corporation INS), 07/01/2030	5,517,652
4,315,000		Phoenix, AZ Civic Improvement Corp., Senior Lien Airport Revenue Refunding Bonds (Series 2008C), 5.000%, 07/01/2022	4,521,947
2,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2008A), 5.000%, 01/01/2028	2,089,300
669,000		Tempe, AZ IDA, (Friendship Village of Tempe), Senior Living Refunding Revenue Bonds (Series 2004A), 5.375%, 12/01/2013	633,951
		TOTAL	12,762,850
		Arkansas--0.2%
1,000,000		Independence County, AR, (Entergy Arkansas, Inc.), PCR Refunding Bonds (Series 2005), 5.000%, 01/01/2021	951,460
		California--4.4%
100,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Hamlin School), Revenue Bonds (Series 2007), 5.000%, 08/01/2037	67,403
150,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2007F), 5.000%, 04/01/2024	155,251
200,000		Beverly Hills, CA USD, UT GO Bonds (Election 2002-Series B), 5.000%, 08/01/2027	201,132
100,000		California Health Facilities Financing Authority, (Sutter Health), Revenue Bonds (Series 2008A), 5.250%, 08/15/2022	101,653
570,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	583,201
100,000		California Infrastructure & Economic Development Bank, (Walt Disney Family Museum), Revenue Bonds (Series 2008), 5.000%, 02/01/2023	101,035
400,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2008H), 5.000%, (FSA INS), 05/01/2022	415,596
300,000		California State, Refunding UT GO Bonds, 5.000%, 12/01/2017	322,260
3,000,000		California State, UT GO Bonds, 5.000%, 11/01/2022	3,056,640
315,000		California State, UT GO Bonds, 5.250%, 02/01/2019	325,672
250,000		California State, Various Purpose UT GO Bonds, 5.250%, 11/01/2018	261,272
900,000		California State, Various Purpose UT GO Bonds, 5.000%, 11/01/2021	914,103
300,000		California State, Various Purpose UT GO Bonds, 5.250%, 11/01/2019	311,250
1,100,000		California State, Various Purpose UT GO Bonds, 5.500%, 03/01/2026	1,136,399
3,000,000		California State, Various Purpose UT GO Bonds, 6.000%, 04/01/2038	3,106,500
100,000		California Statewide Communities Development Authority, (Daughters of Charity Health System), Revenue Bonds (Series 2005A), 5.250%, 07/01/2035	75,174
100,000		California Statewide Communities Development Authority, (Front Porch at Walnut Village), Revenue Bonds (Series 2007A), 5.125%, 04/01/2037	70,596
300,000		Chino Basin Desalter Authority, Desalter Revenue Refunding Bonds (Series 2008A), 5.000%, (Assured Guaranty Corp. INS), 06/01/2021	313,062
1,000,000		Chula Vista, CA, (San Diego Gas & Electric Co.), Industrial Development Revenue Refunding Bonds (Series 2004-B), 5.875%, 02/15/2034	1,013,700
500,000		Chula Vista, CA, (San Diego Gas & Electric Co.), Industrial Development Revenue Refunding Bonds (Series 2004-D), 5.875%, 01/01/2034	506,850
300,000		Eastern Municipal Water District of Riverside County, CA, Water & Sewer Revenue Fixed Rate COP (Series 2008H), 5.000%, 07/01/2026	301,917
860,000		Glendale, CA USD, UT GO Bonds (Series 2003F), 5.000%, (National Public Finance Guarantee Corporation INS), 09/01/2023	880,356
300,000		Grossmont-Cuyamaca, CA Community College District, Refunding UT GO Bonds, 5.000%, (Assured Guaranty Corp. INS), 08/01/2020	323,028
50,000		Irvine, CA Assessment District No. 04-20, Special Assessment Bonds (Group One), 5.000%, 09/02/2030	40,183
300,000		Los Angeles, CA Community College District, GO Bonds (2001 Election 2008 Series E-1), 5.000%, 08/01/2033	285,513
100,000		Los Angeles, CA Harbor Department, Revenue Refunding Bonds (Series 2001A), 5.000%, (AMBAC INS), 08/01/2025	100,302
1,390,000		Los Angeles, CA USD, UT GO Bonds (Series 2009D), 5.000%, 01/01/2034	1,338,723
200,000		Regents of the University of California Medical Center, LIBOR Floating Rate Index Bonds (Series 2007C-2), (National Public Finance Guarantee Corporation INS), 1.293%, 05/15/2043	120,250
50,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), 5.000%, 02/15/2028	42,899
100,000		Sacramento, CA USD, (Election of 2002, Series 2005), 5.000%, (National Public Finance Guarantee Corporation INS), 07/01/2030	98,466
360,000		San Mateo, CA Union High School District, UT GO Bonds (Election 2006 Series A), 5.000%, 09/01/2020	385,679
1,000,000		Trustees of the California State University, Revenue Bonds (Series A), 5.125%, (AMBAC INS), 11/01/2026	1,009,600
150,000		University of California, General Revenue Bonds (Series 2008L), 5.000%, 05/15/2025	154,971
5,000,000		University of California, General Revenue Bonds (Series 2009O), 5.750%, 05/15/2029	5,473,500
1,545,000		Yucaipa Valley Water District, CA, Water System Revenue COP (Series 2004A), 5.250%, (National Public Finance Guarantee Corporation INS), 09/01/2023	1,553,343
		TOTAL	25,147,479
		Colorado--1.9%
4,000,000		Boulder Valley, CO School District RE No. 2, UT GO Bonds, 5.000%, 12/01/2034	4,083,880
1,500,000		Colorado Educational & Cultural Facilities Authority, (Peak to Peak Charter School Project), Refunding Revenue Bonds, 5.250%, (Syncora Guarantee, Inc. INS), 08/15/2019	1,454,355
710,000		Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2004A), 5.250%, 06/01/2034	625,027
495,000		Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2005), 5.250%, 06/01/2023	474,754
1,590,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.500%, 11/01/2027	1,666,177
1,250,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.750%, (United States Treasury PRF 12/1/2013@102), 12/01/2034	1,541,525
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.250%, (United States Treasury PRF 12/1/2014@100), 12/01/2033	1,197,770
		TOTAL	11,043,488
		Connecticut--0.2%
1,100,000		Connecticut State, UT GO Bonds (Series 2009A), 5.000%, 02/15/2029	1,169,454
		District of Columbia--1.3%
1,000,000		District of Columbia Water & Sewer Authority, Public Utility Subordinated Lien Revenue Refunding Bonds (Series 2008A), 5.000%, (Assured Guaranty Corp. INS), 10/01/2023	1,068,690
5,000,000		District of Columbia, UT GO Bonds (Series 2004A), 5.000%, (FSA INS), 06/01/2025	5,177,550
1,000,000		Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.125%, 07/01/2032	992,630
		TOTAL	7,238,870
		Florida--3.4%
900,000		Broward County, FL Educational Facilities Authority, (Nova Southeastern University), Educational Facilities Revenue Bonds (Series 2004B), 5.600%, 04/01/2029	823,761
640,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.450%, 05/01/2036	400,819
2,275,000		Florida State Department of Children & Families, (Florida State), (South Florida Evaluation Treatment Center) COP, 5.000%, 10/01/2020	2,360,949
3,000,000		Florida State Education System, Facilities Revenue Bonds (Series 2005A), 5.000%, (National Public Finance Guarantee Corporation INS), 05/01/2027	3,035,760
750,000		Miami Beach, FL Health Facilities Authority, (Mt. Sinai Medical Center, FL), Hospital Revenue Bonds (Series 2001A), 6.700%, 11/15/2019	651,540
1,100,000		Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.000%, (Assured Guaranty Corp. INS), 10/01/2023	1,114,454
380,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.000%, 05/01/2020	301,990
5,000,000		Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2009A), 5.250%, 10/01/2039	5,037,350
3,000,000		Palm Beach County, FL, Public Improvement Revenue Bonds (Series 2008-2), 5.375%, 11/01/2028	3,136,530
1,710,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.400%, 05/01/2037	974,563
1,500,000		Volusia County, FL Education Facility Authority, (Embry-Riddle Aeronautical University, Inc.), Educational Facilities Refunding Revenue Bonds (Series 2005), 5.000%, (Radian Asset Assurance, Inc. INS), 10/15/2025	1,288,590
485,000		Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.650%, 05/01/2037	385,512
		TOTAL	19,511,818
		Georgia--1.6%
5,000,000		Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625%, 01/01/2028	5,455,750
3,000,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.250%, 11/01/2034	3,001,890
615,000		Atlanta, GA, (Eastside Tax Allocation District), Tax Allocation Bonds (Series 2005B), 5.600%, 01/01/2030	486,803
		TOTAL	8,944,443
		Guam--0.1%
565,000		Guam Government LO (Section 30), Bonds (Series 2009A), 5.625%, 12/01/2029	550,604
		Hawaii--0.2%
1,250,000		Hawaii State Department of Budget & Finance, (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.500%, 07/01/2039	1,261,725
		Illinois--1.5%
2,615,000		Chicago, IL Housing Authority Capital Program, Refunding Revenue Bonds, 5.000%, (FSA INS), 07/01/2017	2,805,869
1,180,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2005A), 5.250%, (National Public Finance Guarantee Corporation INS), 01/01/2026	1,193,393
1,000,000		Chicago, IL Park District, LT GO Bonds (Series 2004A), 5.000%, (AMBAC INS), 01/01/2026	1,024,010
415,000		DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 03/01/2036	253,100
1,335,000		Harvey, IL, Refunding & Improvement UT GO Bonds (Series 2007A), 5.625%, 12/01/2032	1,236,210
1,000,000		Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A), 5.625%, 02/15/2037	666,900
875,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2025	704,139
625,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2037	446,163
		TOTAL	8,329,784
		Indiana--0.6%
2,500,000		Indiana Health & Educational Facility Financing Authority, (Baptist Homes of Indiana), Revenue Bonds (Series 2005), 5.250%, 11/15/2035	1,867,075
2,500,000		St. Joseph County, IN Hospital Authority, (Madison Center Obligated Group), Health Facilities Revenue Bonds (Series 2005), 5.375%, 02/15/2034	1,861,075
		TOTAL	3,728,150
		Iowa--0.2%
2,035,000		Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.500%, 11/15/2037	1,114,570
		Louisiana--0.6%
1,000,000		St. John the Baptist Parish, LA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.350%, 12/01/2013	975,800
3,000,000		St. John the Baptist Parish, LA, (Marathon Oil Corp.), Revenue Bonds (Series 2007A), 5.125%, 06/01/2037	2,564,100
		TOTAL	3,539,900
		Maryland--0.1%
500,000		Maryland State IDFA, (Our Lady of Good Counsel High School), EDRBs (Series 2005A), 6.000%, 05/01/2035	370,105
		Massachusetts--1.8%
4,000,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2009A), 5.000%, 03/01/2034	4,073,040
5,000,000		Massachusetts Bay Transportation Authority General Transportation System, Assessment Bonds (Series 2008A), 5.250%, 07/01/2034	5,213,050
170,000		Massachusetts HEFA, (Milford Regional Medical Center), Revenue Bonds (Series 1998C), 5.750%, 07/15/2013	167,754
960,000		Massachusetts Water Resources Authority, General Revenue Bonds (Series 2009A), 5.000%, 08/01/2039	966,768
		TOTAL	10,420,612
		Michigan--1.9%
5,000,000		Detroit, MI City School District, UT GO Bonds (Series 2005A), 5.000%, (FSA INS), 05/01/2017	4,976,450
4,370,000		Detroit, MI, UT GO Bonds (Series 2008-A), 5.000%, (Assured Guaranty Corp. INS), 04/01/2024	3,815,753
1,000,000		Michigan State Hospital Finance Authority, (Oakwood Obligated Group), Revenue Bonds, 5.500%, 11/01/2013	1,012,470
1,000,000		Riverview, MI Community School District, Refunding UT GO Bonds, 5.000%, (GTD by Q-SBLF), 05/01/2021	1,038,430
		TOTAL	10,843,103
		Mississippi--0.1%
900,000		Mississippi Hospital Equipment & Facilities Authority, (Southwest Mississippi Regional Medical Center), Refunding & Improvement Revenue Bonds, 5.750%, 04/01/2023	800,496
		Missouri--0.6%
1,500,000		Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds (Series 2004A), 5.250%, 12/01/2019	1,440,915
2,000,000		Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.250%, 05/15/2018	2,069,400
		TOTAL	3,510,315
		Nevada--1.2%
3,585,000		Clark County, NV School District, LT GO School Bonds (2007C), 5.000%, 06/15/2025	3,561,518
500,000		Clark County, NV, (Summerlin-Mesa ISD No. 151), Special Assessment Revenue Bonds (Series 2005), 5.000%, 08/01/2025	249,075
2,000,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,987,080
245,000		Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), LID No. T-16 LT Obligation Improvement Bonds, 5.100%, 03/01/2022	99,227
580,000		Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), LID No. T-16 LT Obligation Improvement Bonds, 5.125%, 03/01/2025	233,195
655,000		Las Vegas Valley, NV Water District, Refunding LT GO Bonds (Series 2003B), 5.000%, (National Public Finance Guarantee Corporation INS), 06/01/2027	645,083
		TOTAL	6,775,178
		New Jersey--1.3%
2,225,000		New Jersey EDA, (New Jersey State), School Facilities Construction Bonds (Series 2008Y), 5.000%, 09/01/2019	2,404,090
1,000,000		New Jersey EDA, (Winchester Gardens at Ward Homestead), First Mortgage Refunding Revenue Bonds (Series 2004A), 4.800%, 11/01/2013	991,710
575,000		New Jersey State Educational Facilities Authority, (Georgian Court University), Revenue Bonds (Series 2007), 5.250%, 07/01/2027	540,328
3,050,000		Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 7.000%, (United States Treasury PRF 6/1/2013@100), 06/01/2041	3,700,504
		TOTAL	7,636,632
		New Mexico--0.4%
2,000,000		Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.250%, 07/01/2034	2,052,800
500,000	1,2	Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%, 09/01/2023	516,280
		TOTAL	2,569,080
		New York--6.7%
500,000		Dutchess County, NY IDA, (St. Francis Hospital and Health Centers), Civic Facility Revenue Bonds (Series 2004B), 7.500%, 03/01/2029	466,570
200,000		Long Island Power Authority, NY, Electric System Revenue Bonds (Series C), 5.000%, 09/01/2022	202,768
4,000,000		New York City, NY IDA, (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006), (FGIC INS), 0.000% 03/1/2021	2,714,360
665,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Series 2009A), 5.750%, 06/15/2040	712,401
5,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Series Fiscal 2009EE), 5.250%, 06/15/2040	5,082,500
2,000,000		New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Series 2009 S-5), 5.000%, 01/15/2031	1,981,760
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C), 5.250%, (AMBAC INS), 08/01/2022	1,037,040
40,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.500%, 06/01/2023	41,491
350,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series D), 5.250%, 10/15/2020	365,355
800,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series I), 5.000%, 08/01/2019	839,664
1,500,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series C), 5.250%, 08/15/2024	1,549,500
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series D), 5.000%, 11/01/2025	1,017,930
2,215,000		New York City, NY, UT GO Bonds (Fiscal 2006 Series E-1), 5.000%, 08/01/2023	2,276,178
5,000,000		New York City, NY, UT GO Bonds (Series 2009E-1), 5.250%, 10/15/2017	5,604,350
2,500,000		New York State Thruway Authority, (New York State Personal Income Tax Revenue Bond Fund), Revenue Bonds (Series 2007A), 5.250%, 03/15/2026	2,657,725
3,000,000		New York State Thruway Authority, (New York State Thruway Authority - (Second General) Dedicated Highway & Bridge Trust Fund), Bonds (Series 2009B), 5.000%, 04/01/2021	3,231,660
1,095,000		New York State Thruway Authority, (New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund), Second General Highway and Bridge Trust Fund Bonds (Series 2008A), 5.000%, 04/01/2022	1,161,127
500,000		Tobacco Settlement Financing Corp., NY, (New York State), Asset-Backed Revenue Bonds (Series 2003A-1), 5.500%, 06/01/2018	521,150
900,000		Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 06/01/2018	938,070
500,000		Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 06/01/2022	516,485
5,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.000%, 11/15/2029	5,111,500
		TOTAL	38,029,584
		North Carolina--2.8%
5,000,000		Charlotte, NC Water & Sewer System, Water & Sewer Revenue Bonds (Series 2008), 5.000%, 07/01/2038	5,119,000
6,500,000		Johnston Memorial Hospital Authority, NC, (Johnston Memorial Hospital ), FHA INS Mortgage Revenue Bonds (Series 2008), 5.250%, (FSA INS), 10/01/2024	6,770,465
1,000,000		North Carolina Medical Care Commission, (Arc of North Carolina Projects), Health Care Housing Revenue Bonds (Series 2004A), 5.800%, 10/01/2034	871,520
2,000,000		North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Healthcare Facilities Revenue Bonds (Series 2005A), 5.650%, 10/01/2025	1,392,120
1,535,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.250%, 01/01/2020	1,615,956
		TOTAL	15,769,061
		Ohio--1.8%
2,850,000		American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project Revenue Bonds (Series 2008A), 5.000%, 02/15/2016	3,138,990
3,680,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.500%, 06/01/2047	2,340,517
225,000		Cleveland-Cuyahoga County, OH Port Authority, (Port of Cleveland Bond Fund), Development Revenue Bonds (Series 2005B), 5.125%, 05/15/2025	173,322
1,000,000		Ohio State Air Quality Development Authority, Environmental Improvement Refunding Revenue Bonds (Series 1995), 5.00% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	1,015,480
1,000,000		Ohio State Higher Educational Facilities, (Mount Union College), Revenue Bonds, 5.250%, 10/01/2026	1,005,860
2,000,000		Ohio State University, General Receipts Bonds (2008A), 5.000%, 12/01/2028	2,080,040
400,000		Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	421,684
375,000		Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special Assessment Revenue Bonds, 5.250%, 12/01/2023	327,244
		TOTAL	10,503,137
		Pennsylvania--2.3%
300,000		Allegheny County, PA Higher Education Building Authority, (Chatham College), Revenue Bonds (Series 2002B), 5.250%, 11/15/2016	296,226
1,300,000		Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.500%, 11/01/2016	1,184,235
85,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002B), 5.000%, (National Public Finance Guarantee Corporation INS), 11/01/2022	85,851
2,000,000		Allegheny County, PA, UT GO Bonds (Series C-61), 5.000%, (Assured Guaranty Corp. INS), 12/01/2022	2,161,680
96,000		Crawford County, PA Hospital Authority, (Wesbury United Methodist Community Obligated Group), Senior Living Facilities Revenue Bonds, 5.900%, 08/15/2009	96,006
300,000		Montgomery County, PA IDA, (Whitemarsh Continuing Care Retirement Community), Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.250%, 02/01/2035	195,681
250,000		Pennsylvania State Higher Education Facilities Authority, (Dickinson College), Revenue Bonds (Series 2003AA1), 5.000%, (Radian Asset Assurance, Inc. INS), 11/01/2026	227,088
4,000,000		Pennsylvania State Higher Education Facilities Authority, (Foundation for Indiana University of Pennsylvania ), Revenue Bonds (Series 2007A), (Syncora Guarantee, Inc. INS), 1.050%, 07/01/2039	1,623,000
500,000		Pennsylvania State Higher Education Facilities Authority, (Messiah College), Revenue Bonds (Series AA), 5.500%, (Radian Asset Assurance, Inc. INS), 11/01/2022	500,705
500,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Health System Revenue Bonds (Series A), 6.250%, 01/15/2018	516,940
1,000,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds (Series 2001A), 6.000%, 01/15/2022	1,024,420
500,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds, (Series A), 6.000%, 01/15/2031	510,020
250,000		Pennsylvania State Higher Education Facilities Authority, (Ursinus College), Revenue Bonds, 5.250%, (Radian Asset Assurance, Inc. INS), 01/01/2027	240,873
500,000		Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 07/01/2035	364,595
4,000,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.250%, 01/01/2032	3,963,400
		TOTAL	12,990,720
		Puerto Rico--0.5%
3,000,000		Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate Series 2009A), 6.000%, 08/01/2042	3,017,910
		South Carolina--1.0%
2,200,000		Georgetown County, SC Environmental Improvements, (International Paper Co.), Refunding Revenue Bonds, 5.700%, 04/01/2014	2,139,016
810,000		Lancaster County, SC, (Sun City Carolina Lakes Improvement District), Assessment Revenue Bonds (Series 2006), 5.450%, 12/01/2037	457,034
60,000		South Carolina Jobs-EDA, (Bon Secours Health System), EDRBs, Series 2002A, 5.500%, (United States Treasury PRF 11/15/2012@100), 11/15/2023	68,347
325,000		South Carolina Jobs-EDA, (Bon Secours Health System), Health System Revenue Bonds (Series A), 5.625%, (United States Treasury PRF 11/15/2012@100), 11/15/2030	371,517
2,500,000		South Carolina State Public Service Authority (Santee Cooper), Revenue Obligations (Series 2008A), 5.500%, 01/01/2038	2,629,300
		TOTAL	5,665,214
		South Dakota--0.6%
4,020,000		Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.500%, 06/01/2032	3,386,971
		Texas--6.6%
1,545,000		Bexar County, HFDC (Army Retirement Residence Foundation), Refunding Revenue Bonds (Series 2007), 5.000%, 07/01/2033	1,079,244
5,000,000		Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Bonds, 5.250%, 12/01/2038	5,137,000
1,000,000		Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2004A), 7.125%, 09/01/2034	839,540
3,570,000		Harris County, TX Cultural Education Facilities Finance Corp., (Methodist Hospital, Harris County, TX), Revenue Bonds (Series 2008B), 5.250%, 12/01/2016	3,890,765
1,000,000		Harris County, TX, Refunding Sr. Lien Toll Road Revenue Bonds, 5.000%, (National Public Finance Guarantee Corporation INS), 08/15/2027	1,020,490
1,250,000		Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.000%, 07/01/2019	1,318,938
7,025,000		LaVernia, TX ISD, Refunding School Building UT GO Bonds, 5.000%, (GTD by PSFG), 08/15/2037	7,057,947
2,000,000		Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), Refunding Revenue Bonds (Series 2008), 5.250%, (Berkshire Hathaway Assurance Corp. INS), 05/15/2028	2,091,500
1,000,000		Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), Refunding Revenue Bonds (Series 2008), 5.750%, 05/15/2023	1,052,080
1,000,000		Lower Colorado River Authority, TX, Transmission Contract Refunding Revenue Bonds (Series 2003C), 5.250%, (AMBAC INS), 05/15/2018	1,073,250
500,000		North Central Texas HFDC, (Children's Medical Center of Dallas), Hospital Revenue Refunding Bonds (Series 2002), 5.250%, (AMBAC INS), 08/15/2022	510,370
1,500,000		Pasadena, TX ISD, School Building UT GO Bonds, 5.000%, (GTD by PSFG), 02/15/2027	1,569,720
750,000		Port of Corpus Christi, TX IDC, (Valero Energy Corp.), Revenue Refunding Bonds (Series C), 5.400%, 04/01/2018	699,210
500,000		Sabine River Authority, TX, (Southwestern Electric Power Co.), PCR Refunding Bonds (Series 2006), 4.950%, (National Public Finance Guarantee Corporation INS), 03/01/2018	471,105
250,000		Sabine River Authority, TX, (Texas Competitive Electric Holdings Co. LLC), PCR Refunding Bonds (Series 2003B), 6.150%, 08/01/2022	111,273
2,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Air Force Village), Retirement Facility Revenue Bonds (Series 2007), 5.125%, 05/15/2037	1,428,640
2,425,000		Texas State Transportation Commission, (Texas State), Mobility Fund Bonds (Series 2005A), 5.000%, 04/01/2026	2,540,479
5,675,000		Texas State, Water Financial Assistance UT GO Bonds (Series 2004C&D), 5.000%, 08/01/2027	5,898,595
		TOTAL	37,790,146
		Virginia--1.5%
4,485,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625%, (United States Agency PRF 6/1/2015@100), 06/01/2037	5,276,603
1,800,000		Virginia College Building Authority, Educational Facilities Revenue Bonds (Series 2009A), 5.000%, 02/01/2028	1,910,394
1,170,000		Virginia Peninsula Port Authority, (Brinks Co. (The)), Coal Terminal Revenue Refunding Bonds (Series 2003), 6.000%, 04/01/2033	1,135,391
		TOTAL	8,322,388
		Washington--3.2%
1,160,000		Energy Northwest, WA, Wind Project Revenue Bonds, 5.000%, (AMBAC INS), 07/01/2023	1,168,712
3,650,000		Port of Tacoma, WA, LT GO Bonds (Series 2008A), 5.000%, (FSA INS), 12/01/2030	3,714,970
500,000		Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Refunding Revenue Bonds (Series 2003), 6.000%, 12/01/2018	485,715
1,000,000		Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), UT GO Bonds (Series 2004), 5.500%, (National Public Finance Guarantee Corporation INS), 12/01/2023	1,019,800
820,000		Tacoma, WA Water, Refunding Revenue Bonds, 5.000%, (FSA INS), 12/01/2023	838,294
500,000		Tacoma, WA Water, Refunding Revenue Bonds, 5.000%, (FSA INS), 12/01/2022	513,205
5,000,000		Washington State Health Care Facilities Authority, (Highline Medical Center), FHA INS Mortgage Revenue Bonds (Series 2008), 6.250%, (FHA INS), 08/01/2036	5,267,050
5,000,000		Washington State, UT GO Bonds (Series 2009C), 5.000%, 02/01/2022	5,493,550
		TOTAL	18,501,296
		West Virginia--0.6%
1,000,000		Ohio County, WV County Commission, (Fort Henry Centre Tax Increment Financing District No. 1), Tax Increment Revenue Bonds (Series 2005A), 5.625%, 06/01/2034	724,430
2,900,000		Pleasants County, WV County Commission, (Allegheny Energy Supply Company LLC), PCR Refunding Bonds (Series 2007F), 5.250%, 10/15/2037	2,548,694
		TOTAL	3,273,124
		Wisconsin--2.4%
2,780,000		Badger, WI Tobacco Asset Securitization Corp., Asset-Backed Revenue Bonds, 6.125%, (United States Agency PRF 6/1/02012 @ 100), 06/01/2027	3,021,415
4,665,000		Wisconsin State General Fund Appropriation, (Wisconsin State), Revenue Bonds (Series 2009A), 5.750%, 05/01/2033	4,906,227
160,000		Wisconsin State HEFA, (Blood Center of Wisconsin, Inc.), Revenue Bonds (Series 2004), 5.750%, 06/01/2034	151,890
250,000		Wisconsin State HEFA, (Southwest Health Center), Revenue Bonds (Series 2004A), 6.250%, 04/01/2034	182,473
5,000,000		Wisconsin State, UT GO Bonds (Series 2003C), 5.000%, 05/01/2024	5,208,100
		TOTAL	13,470,105
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $332,237,513)	322,052,608
		SHORT-TERM MUNICIPALS--5.7%3
		Florida--0.5%
3,000,000		Lakeland, FL Energy Systems, (Series 2008 B) Daily VRDNs, (SunTrust Bank LOC), 0.600%, 8/3/2009	3,000,000
		New Hampshire--0.2%
1,170,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2001A) Weekly VRDNs (Dartmouth-Hitchcock Obligated Group), (FSA INS), 1.250%, 8/6/2009	1,170,000
		New York--1.7%
7,100,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-D) Daily VRDNs, (GTD by Landesbank Hessen-Thueringen LIQ), 0.300%, 8/3/2009	7,100,000
2,800,000		New York City, NY, (Series 2008J-4) Daily VRDNs, (Bank of America N.A. LIQ), 0.330%, 8/3/2009	2,800,000
		TOTAL	9,900,000
		Ohio--0.8%
4,400,000		Franklin County, OH Hospital Facility Authority, (Series 2008E) Weekly VRDNs (Nationwide Children's Hospital), (JPMorgan Chase Bank, N.A. LIQ), 0.280%, 8/6/2009	4,400,000
		Pennsylvania—2.0%
6,460,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center), (Citizens Bank of Pennsylvania LOC), 0.750%, 8/3/2009	6,460,000
2,555,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs (Children's Hospital of Philadelphia), (JPMorgan Chase Bank, N.A. LIQ), 0.300%, 8/3/2009	2,555,000
2,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2005A) Daily VRDNs (Children's Hospital of Philadelphia), (Bank of America N.A. LIQ), 0.300%, 8/3/2009	2,000,000
		TOTAL	11,015,000
		Tennessee--0.5%
3,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2006 B-1) Daily VRDNs (Covenant Health Systems), (Assured Guaranty Corp. INS, SunTrust Bank LIQ), 0.600%, 8/3/2009	3,000,000
		TOTAL SHORT-TERM MUNICIPALS (AT COST)	32,485,000
		TOTAL INVESTMENTS – 99.8% (IDENTIFIED COST $564,952,057)4

569,553,614

OTHER ASSETS AND LIABILITIES – NET – 0.2%5

1,330,121

TOTAL NET ASSETS – 100%

$
570,883,735

On July 31, 2009, the Fund held no securities that were subject to the federal alternative minimum tax (AMT).

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $516,280, which represented 0.1% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2009, these liquid restricted securities amounted to $516,280, which represented 0.1% of total net assets.

3	Current rate and next reset date shown for Variable Rate Demand Notes.
4
At July 31, 2009, the cost of investments for federal tax purposes was $564,922,625. The net unrealized appreciation of investments for federal tax purposes was $4,630,989. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $30,407,697 and net unrealized depreciation from investments for those securities having an excess of cost over value of $25,776,708.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities
Domestic	$175,654,701	$---	$---	$175,654,701
International	39,361,305	---	---	39,361,305
Debt Securities
Municipal Bonds	---	322,052,608	---	322,052,608
Short-Term Municipals	---	32,485,000	---	32,485,000
Total Securities	$215,016,006	$354,537,608	$---	$569,553,614

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
AMBAC	--American Municipal Bond Assurance Corporation
COP	--Certificate of Participation
EDA	--Economic Development Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
ISD	--Independent School District
LIBOR	--London Interbank Offered Rate
LID	--Local Improvement District
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
Q-SBLF	--Qualified State Bond Loan Fund
TOBs	--Tender Option Bonds
USD	--Unified School District
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	September 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2009